Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Consolidation, Policy [Policy Text Block]
Consolidation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated. Earnings per share are calculated based on the weighted-average number of common shares outstanding.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents and Short-Term Investments

The Company considers highly liquid instruments with maturities of 90 days or less to be cash equivalents. The Company periodically makes short-term investments for which cost approximates fair value. Short-term investments at December 31, 2012 and 2011 consist primarily of certificates of deposit.

Receivables, Policy [Policy Text Block]
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses from the failure of its customers to make required payments for products delivered. The Company estimates this allowance based on knowledge of the financial condition of customers, review of historical receivables and reserve trends and other relevant information.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. The costs for approximately 73% of inventories at December 31, 2012 and 82% of inventories at December 31, 2011 are determined using the last-in, first-out (LIFO) method, with the remainder determined using the first-in, first-out method (FIFO) applied on a consistent basis. Cost components include materials, inbound freight costs, labor and allocations of fixed and variable overheads on an absorption costing basis.

Property, Plant and Equipment, Policy [Policy Text Block]
Long-Lived Assets

Property, plant and equipment are stated on the basis of cost. Repairs and maintenance costs are expensed as incurred. Depreciation for property, plant and equipment and amortization for finite-lived intangible assets are computed principally by the straight-line method over the estimated useful lives of the assets and are included in cost of products sold and selling, general and administrative expenses based on the use of the assets. Depreciation expense was $11.2 million, $10.5 million and $10.2 million during 2012, 2011 and 2010, respectively.

Depreciation of property, plant and equipment is determined based on the following lives:

Buildings (years)	20	-	50
Machinery and equipment (years)	5	-	15
Software (years)	3	-	5

Amortization of finite-lived intangible assets is determined based on the following lives:

Technology and drawings (years)	15	-	20
Customer relationships (years)	9	-	10
Other intangibles (years)	2	-	18

Long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recovered through future net cash flows generated by the assets. Impairment losses may be recorded when the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts based on the excess of the carrying amounts over the estimated fair value of the assets

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and Indefinite-Lived Intangible Assets

Goodwill and indefinite-lived intangible assets recognized in connection with business combinations are not amortized to expense. Indefinite-lived intangible assets primarily consist of trademarks and trade names.  Goodwill and indefinite-lived intangible assets are tested annually for impairment as of October 1, or whenever events or changes in circumstances indicate there may be a possible permanent loss of value in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles-Goodwill and Other.

Goodwill is tested for impairment at the applicable reporting unit level and is based on the net assets for the applicable reporting unit, including goodwill and intangible assets. The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

In assessing the qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, we identify and assess relevant drivers of fair value and events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgments and assumptions. The judgements and assumptions include the identification of macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, Company-specific events and share price trends and making the assessment on whether each relevant factor will impact the impairment test positively or negatively and the magnitude of any such impact.

If our qualitative assessment concludes that it is more likely than not that impairment exists then a quantitative assessment is required. In a quantitative assessment, a discounted cash flow model is used to estimate the fair value of each reporting unit which considers forecasted cash flows discounted at a market based weighted-average cost of capital. The forecasted cash flows are based on the Company’s long-term operating plan and the weighted-average cost of capital is an estimate of the overall after-tax rate of return of market participants. Other valuation techniques including comparative market multiples are used when appropriate. Discount rate assumptions are based on an assessment of the risk inherent in the future cash flows of the respective reporting units.

The Company has completed its annual goodwill impairment test for each year presented and concluded no reporting unit was at risk of failing the impairment test for any periods presented herein.

In July 2012, the FASB issued Accounting Standards Update (“ASU”) 2012-02 which amends the rules for testing indefinite-lived intangible assets other than goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount similar to the goodwill impairment testing described above. The Company early-adopted ASU 2012-02 for its October 1, 2012 annual impairment test. The Company has completed its annual impairment test and concluded that the fair value of indefinite-lived intangible assets substantially exceeded the respective carrying values.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company’s revenues from product sales are generally recognized when all of the following criteria are met:  persuasive evidence of a sale arrangement exists, the price is fixed or determinable, product delivery has occurred or services have been rendered, there are no further obligations to customers and collectability is probable.  Product delivery occurs when the risks and rewards of ownership and title pass, which normally occurs upon shipment to the customer.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

The Company generally does not require collateral from its customers and has a very good collection history.  There were no sales to a single customer that exceeded 10% of total net sales for the years ended December 31, 2012, 2011 or 2010.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Costs The Company classifies all amounts billed to customers for shipping and handling as revenue and reflects related shipping and handling costs in cost of products sold.
Advertising Costs, Policy [Policy Text Block]	Advertising The Company expenses all advertising costs as incurred, which for the years ended December 31, 2012, 2011 and 2010 totaled $3.5 million, $3.4 million and $3.2 million, respectively.
Standard Product Warranty, Policy [Policy Text Block]
Product Warranties

A liability is established for estimated future warranty and service claims based on historical claims experience and specific product failures. The Company expenses warranty costs directly to cost of products sold.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

Assets and liabilities of the Company’s operations outside the United States which are accounted for in a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates. Revenues and expenses are translated at weighted-average exchange rates effective during the year. Foreign currency translation gains and losses are included as a component of accumulated other comprehensive income (loss) within equity.

Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in net income.

Fair Value of Financial Instruments, Policy [Policy Text Block]	Fair Value The carrying value of cash and cash equivalents, accounts receivable, accounts payable and short-term debt approximates their fair value.
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification, Policy [Policy Text Block]	Reclassification Certain amounts for 2010 and 2011 have been reclassified to conform to the 2012 presentation.